WARRANTS (Details) - $ / shares	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Number of Warrants, Outstanding and exercisable, Beginning balance	365,974	365,974	117,589	119,336	72,157
Number of Warrants, Issued			136,388		48,171
Number of Warrants, Exercised			(33,335)	(1,747)	(992)
Number of Warrants, Outstanding and exercisable, Ending balance	440,231	440,231	365,974	117,589	119,336
Weighted-Average Exercise Price, Outstanding and exercisable, Beginning balance		$ 53.19	$ 202.50	$ 202.50	$ 202.50
Weighted-Average Exercise Price, Issued			73.02		202.50
Weighted-Average Exercise Price, Exercised			(37.50)	(120.00)	(120.00)
Weighted-Average Exercise Price, Outstanding and exercisable, Ending balance	$ 44.21	44.21	$ 53.19	$ 202.50	$ 202.50
Broker [Member]
Number of Warrants, Issued			2,667
Weighted-Average Exercise Price, Issued			$ 37.50
Warrant One [Member]
Number of Warrants, Issued			559
Weighted-Average Exercise Price, Issued			$ 112.35
Warrant Two [Member]
Number of Warrants, Issued			6,275
Weighted-Average Exercise Price, Issued			$ 194.00
Warrant Three [Member]
Number of Warrants, Issued			13,464
Weighted-Average Exercise Price, Outstanding and exercisable, Beginning balance		73.02
Weighted-Average Exercise Price, Issued			$ 44.28
Weighted-Average Exercise Price, Outstanding and exercisable, Ending balance	55.71	55.71	$ 73.02
Warrant Four [Member]
Number of Warrants, Issued			136,388
Weighted-Average Exercise Price, Outstanding and exercisable, Beginning balance		73.02
Weighted-Average Exercise Price, Issued			$ 73.02
Weighted-Average Exercise Price, Outstanding and exercisable, Ending balance	$ 55.71	55.71	73.02
Warrant Five [Member]
Number of Warrants, Issued	67,952
Weighted-Average Exercise Price, Outstanding and exercisable, Beginning balance		73.02
Weighted-Average Exercise Price, Exercised	$ 55.71
Weighted-Average Exercise Price, Outstanding and exercisable, Ending balance	$ 55.71	55.71	73.02
Warrant Six [Member]
Number of Warrants, Issued	6,305
Weighted-Average Exercise Price, Outstanding and exercisable, Beginning balance		73.02
Weighted-Average Exercise Price, Exercised	$ 34.50
Weighted-Average Exercise Price, Outstanding and exercisable, Ending balance	$ 55.71	$ 55.71	$ 73.02
Common Shares One [Member]
Number of Warrants, Issued			106,709
Weighted-Average Exercise Price, Issued			$ 9.375
Common Shares Two [Member]
Number of Warrants, Issued			15,658
Weighted-Average Exercise Price, Issued			$ 90.00